Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Sep. 30, 2018
Registrant Name	dei_EntityRegistrantName	VIRTUS OPPORTUNITIES TRUST
Central Index Key	dei_EntityCentralIndexKey	0001005020
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jul. 10, 2019
Document Effective Date	dei_DocumentEffectiveDate	Jul. 10, 2019
Prospectus Date	rr_ProspectusDate	Jan. 28, 2019
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Virtus Duff & Phelps Global Infrastructure Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PGUAX
Virtus Duff & Phelps Global Infrastructure Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PGUCX
Virtus Duff & Phelps Global Infrastructure Fund | Class I Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PGIUX
Virtus Duff & Phelps Global Infrastructure Fund | Class R6
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	VGIRX
Virtus Duff & Phelps Global Real Estate Securities Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	VGSAX
Virtus Duff & Phelps Global Real Estate Securities Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	VGSCX
Virtus Duff & Phelps Global Real Estate Securities Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	VGISX
Virtus Duff & Phelps Global Real Estate Securities Fund | Class R6
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	VRGEX